Schedule of related party balances and transactions (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity Information [Line Items]
Trade receivables	R$ 28	R$ 28
Other assets	517	154
Trade payables	23	12
Other liabilities	467	362
Revenues (expenses)	1,095	(243)	R$ (12)
Casinos [Member] | Controlling Shareholders [Member]
Entity Information [Line Items]
Trade receivables
Other assets
Trade payables
Other liabilities	1
Revenues (expenses)	(46)	(91)	(57)
Euris [Member] | Controlling Shareholders [Member]
Entity Information [Line Items]
Trade receivables
Other assets
Trade payables
Other liabilities	1
Revenues (expenses)	(6)	(3)	(1)
Helicco Participacoes [Member]
Entity Information [Line Items]
Trade receivables
Revenues (expenses)			(3)
Helicco Participacoes [Member] | Controlling Shareholders [Member]
Entity Information [Line Items]
Trade receivables
Other assets
Trade payables
Other liabilities
Geant International [Member]
Entity Information [Line Items]
Trade receivables
Other assets
Trade payables
Other liabilities
Revenues (expenses)			(3)
Wilkes [Member]
Entity Information [Line Items]
Trade receivables
Other assets
Trade payables
Other liabilities	2
Revenues (expenses)	(5)
F I C [Member] | Associates [member]
Entity Information [Line Items]
Trade receivables	14	15
Other assets	35	31
Trade payables	8	12
Other liabilities
Revenues (expenses)	62	55	83
Puntos Colombia [Member]
Entity Information [Line Items]
Trade receivables
Other assets	42	37
Trade payables
Other liabilities	58	54
Revenues (expenses)	(119)	(114)	(13)
Tuya [Member]
Entity Information [Line Items]
Trade receivables
Other assets	57	31
Trade payables
Other liabilities		1
Revenues (expenses)	181	24	21
Greenyellow [Member] | Other related parties [member]
Entity Information [Line Items]
Trade receivables
Other assets
Trade payables
Other liabilities	283	119
Revenues (expenses)	(325)	(84)	(35)
Sendas Distribuidora [Member]
Entity Information [Line Items]
Trade receivables	2
Other assets	370	42
Trade payables	15
Other liabilities	103	169
Revenues (expenses)	1,382
Casino Group [Member]
Entity Information [Line Items]
Trade receivables	12	13
Other assets	12	12
Trade payables
Other liabilities	19	19
Revenues (expenses)	(29)	(30)	(4)
Others [Member]
Entity Information [Line Items]
Trade receivables
Other assets	1	1
Trade payables
Other liabilities
Revenues (expenses)